Segment Reporting	6 Months Ended
Jun. 30, 2015
Segment Reporting [Abstract]
Segment Reporting
3.	Segment Reporting

The following tables include results for the Company’s four segments for the three and six months ended June 30, 2015 and 2014:

	Shuttle Tanker,		Liquefied	Conventional
Three Months ended June 30, 2015	FSO and Offshore	FPSO	Gas	Tanker
	Support Segment	Segment	Segment	Segment	Total
Revenues	156,142	208,117	77,873	150,665	592,797
Voyage expenses	(19,979)	(9)	—	(3,902)	(23,890)
Vessel operating expenses	(42,030)	(97,245)	(17,893)	(44,202)	(201,370)
Time-charter hire expense	(10,762)	—	—	(19,571)	(30,333)
Depreciation and amortization	(30,691)	(56,683)	(18,002)	(22,823)	(128,199)
General and administrative(1)	(7,812)	(12,854)	(6,922)	(6,142)	(33,730)
Asset impairments	(500)	—	—	—	(500)
Restructuring charges	—	—	—	742	742

Income from vessel operations	44,368	41,326	35,056	54,767	175,517

	Shuttle Tanker,		Liquefied	Conventional
Three Months ended June 30, 2014	FSO and Offshore	FPSO	Gas	Tanker
	Support Segment	Segment	Segment	Segment	Total
Revenues	142,816	131,155	81,970	96,313	452,254
Voyage expenses	(24,890)	(172)	(739)	(7,638)	(33,439)
Vessel operating expenses	(46,989)	(92,436)	(17,139)	(45,150)	(201,714)
Time-charter hire expense	(4,975)	—	—	(4,739)	(9,714)
Depreciation and amortization	(27,039)	(38,056)	(17,888)	(20,390)	(103,373)
General and administrative(1)	(8,005)	(15,524)	(6,294)	(7,122)	(36,945)
Loan loss recoveries	—	2,521	—	—	2,521
Gain on sale of vessels	—	—	—	9,615	9,615
Restructuring charges	820	—	—	(576)	244

Income (loss) from vessel operations	31,738	(12,512)	39,910	20,313	79,449

	Shuttle Tanker,		Liquefied	Conventional
Six Months ended June 30, 2015	FSO and Offshore	FPSO	Gas	Tanker
	Support Segment	Segment	Segment	Segment	Total
Revenues	309,796	375,325	155,355	298,183	1,138,659
Voyage expenses	(41,619)	(18)	—	(7,923)	(49,560)
Vessel operating expenses	(83,779)	(185,372)	(33,519)	(82,903)	(385,573)
Time-charter hire expense	(17,745)	—	—	(37,515)	(55,260)
Depreciation and amortization	(60,872)	(99,579)	(36,309)	(44,143)	(240,903)
General and administrative(1)	(17,343)	(26,694)	(16,169)	(11,478)	(71,684)
Asset impairments	(15,996)	—	—	—	(15,996)
Gain on sale of vessel	1,643	—	—	—	1,643
Restructuring charges	—	—	—	(8,384)	(8,384)

Income from vessel operations	74,085	63,662	69,358	105,837	312,942

	Shuttle Tanker,		Liquefied	Conventional
Six Months ended June 30, 2014	FSO and Offshore	FPSO	Gas	Tanker
	Support Segment	Segment	Segment	Segment	Total
Revenues	304,028	273,674	163,393	217,653	958,748
Voyage expenses	(56,619)	(172)	(1,572)	(10,088)	(68,451)
Vessel operating expenses	(93,007)	(185,940)	(33,650)	(90,303)	(402,900)
Time-charter hire expense	(16,387)	—	—	(9,619)	(26,006)
Depreciation and amortization	(54,376)	(75,868)	(36,001)	(40,586)	(206,831)
General and administrative(1)	(17,382)	(30,865)	(13,494)	(13,082)	(74,823)
Loan loss recoveries	—	2,521	—	—	2,521
Gain on sale of vessels and equipment	—	—	—	9,453	9,453
Restructuring charges	268	—	—	(663)	(395)

Income (loss) from vessel operations	66,525	(16,650)	78,676	62,765	191,316

(1)	Includes direct general and administrative expenses and indirect general and administrative expenses (allocated to each segment based on estimated use of corporate resources).

A reconciliation of total segment assets to total assets presented in the accompanying consolidated balance sheets is as follows:

	June 30, 2015	December 31, 2014
	$	$
Shuttle tanker, FSO and offshore support segment	2,511,258	2,055,348
FPSO segment	3,431,875	3,442,109
Liquefied gas segment	3,491,840	3,401,167
Conventional tanker segment	1,747,367	1,538,074
Cash	707,885	806,904
Accounts receivable and other assets	599,783	620,610

Consolidated total assets	12,490,008	11,864,212